Intangible Assets - Useful Lives (Details)	Dec. 31, 2018 Y
Customer development projects
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of intangible assets other than goodwill	8
Lowest | Purchased intangibles assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of intangible assets other than goodwill	2
Lowest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of intangible assets other than goodwill	5
Highest | Purchased intangibles assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of intangible assets other than goodwill	20
Highest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of intangible assets other than goodwill	7